Financial risk management - Summary of Capital Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Share capital and other contributed capital	$ 4,161,275	$ 3,646,196
Current loans and borrowings	3,860,675	2,657,839
Non-current loans and borrowings	2,499,230	2,281,062
Total capital	$ 10,521,180	$ 8,585,097